Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
December 31, 2023
INTCEN-NPRT1-0224
1.859212.116
Common Stocks - 96.7%
	Shares	Value ($)
Australia - 2.3%
Arena (REIT) unit	3,232,529	8,172,414
BHP Group Ltd.	164,620	5,624,179
Commonwealth Bank of Australia	136,451	10,395,671
Flutter Entertainment PLC (a)	35,141	6,244,071
Glencore PLC	1,898,000	11,408,965
Macquarie Group Ltd.	105,857	13,246,380
Rio Tinto PLC	405,300	30,146,666
Treasury Wine Estates Ltd.	650,661	4,779,776
Westpac Banking Corp.	1,294,280	20,197,505
Woodside Energy Group Ltd.	447,957	9,459,339
TOTAL AUSTRALIA		119,674,966
Belgium - 0.7%
Azelis Group NV	326,449	7,993,303
KBC Group NV	298,662	19,360,449
UCB SA	58,600	5,104,157
Warehouses de Pauw	98,897	3,111,554
TOTAL BELGIUM		35,569,463
Brazil - 0.2%
Wheaton Precious Metals Corp.	156,800	7,735,569
Canada - 6.6%
Africa Oil Corp.	2,983,046	5,605,664
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	647,000	38,100,758
Athabasca Oil Corp. (a)	1,396,948	4,396,267
Boardwalk (REIT)	51,900	2,794,269
Cameco Corp.	105,367	4,542,936
Canadian Natural Resources Ltd.	181,327	11,879,549
Canadian Pacific Kansas City Ltd.	376,900	29,820,909
Chemtrade Logistics Income Fund	1,700,000	10,930,908
Constellation Software, Inc.	23,000	57,025,176
Constellation Software, Inc. warrants 8/22/28 (a)(b)	24,200	2
Fortis, Inc.	90,520	3,723,818
Franco-Nevada Corp.	49,600	5,493,975
GFL Environmental, Inc.	116,180	4,007,840
Imperial Oil Ltd.	274,742	15,650,373
Intact Financial Corp.	95,200	14,646,596
Ivanhoe Mines Ltd. (a)	1,013,300	9,826,727
Lumine Group, Inc.	53,706	1,211,886
MEG Energy Corp. (a)	440,102	7,861,752
Methanex Corp.	98,100	4,640,510
Nutrien Ltd.	198,300	11,171,726
Onex Corp. (sub. vtg.)	153,800	10,740,058
Quebecor, Inc. Class B (sub. vtg.)	133,200	3,168,533
Royal Bank of Canada	348,400	35,233,086
Shopify, Inc. Class A (a)	180,610	14,069,519
Stelco Holdings, Inc.	91,400	3,462,032
Teck Resources Ltd. Class B (sub. vtg.)	272,800	11,531,284
TMX Group Ltd.	821,100	19,860,575
TOTAL CANADA		341,396,728
China - 0.2%
Chervon Holdings Ltd.	269,100	821,929
NXP Semiconductors NV	10,400	2,388,672
Prosus NV	318,142	9,477,479
TOTAL CHINA		12,688,080
Denmark - 3.6%
Carlsberg A/S Series B	101,600	12,749,190
DSV A/S	228,500	40,148,997
Novo Nordisk A/S Series B	1,247,800	129,310,994
Novozymes A/S Series B	113,800	6,253,970
TOTAL DENMARK		188,463,151
Finland - 1.2%
Elisa Corp. (A Shares)	105,030	4,854,737
Nordea Bank Abp	3,113,800	38,503,987
Sampo Oyj (A Shares)	433,600	18,960,226
TOTAL FINLAND		62,318,950
France - 11.4%
Air Liquide SA	317,160	61,749,599
Airbus Group NV	220,800	34,111,036
ALTEN	164,500	24,443,330
Antin Infrastructure Partners SA	67,800	1,031,403
ARGAN SA	10,816	1,017,316
AXA SA	386,400	12,618,455
BNP Paribas SA	309,800	21,514,279
Capgemini SA	238,900	49,779,727
Dassault Systemes SA	159,900	7,826,676
Edenred SA	214,800	12,838,135
Engie SA	132,530	2,334,688
EssilorLuxottica SA	235,478	47,207,998
Hermes International SCA	7,000	14,827,815
L'Oreal SA	140,500	70,039,356
LVMH Moet Hennessy Louis Vuitton SE	130,816	106,292,857
Pernod Ricard SA	53,200	9,382,140
Safran SA	260,400	45,911,231
TotalEnergies SE	960,747	65,333,985
Veolia Environnement SA	125,330	3,961,263
TOTAL FRANCE		592,221,289
Germany - 9.1%
Allianz SE	143,100	38,242,231
Deutsche Borse AG	179,400	36,944,705
Deutsche Telekom AG	653,900	15,721,916
DHL Group	568,331	28,142,431
E.ON SE	311,230	4,174,526
Evonik Industries AG	171,900	3,510,727
Fresenius SE & Co. KGaA	422,000	13,076,884
Hannover Reuck SE	155,300	37,083,215
Infineon Technologies AG	765,200	31,956,752
LEG Immobilien AG (a)	36,000	3,152,351
Mercedes-Benz Group AG (Germany)	233,500	16,110,999
Merck KGaA	242,843	38,664,136
MTU Aero Engines AG	102,000	21,985,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,360	4,704,081
Rheinmetall AG	67,828	21,490,193
RWE AG	136,330	6,197,652
SAP SE	429,859	66,164,587
Siemens AG	220,150	41,302,190
Siemens Healthineers AG (c)	719,000	41,750,726
TOTAL GERMANY		470,376,018
Hong Kong - 1.0%
AIA Group Ltd.	3,031,400	26,381,918
CK Asset Holdings Ltd.	853,088	4,282,647
Prudential PLC	1,619,460	18,271,869
Sino Land Ltd.	2,860,509	3,110,165
TOTAL HONG KONG		52,046,599
Hungary - 0.3%
Richter Gedeon PLC	589,800	14,876,189
India - 1.1%
HCL Technologies Ltd.	691,000	12,173,823
HDFC Bank Ltd.	2,069,500	42,373,217
TOTAL INDIA		54,547,040
Indonesia - 0.3%
PT Bank Central Asia Tbk	28,911,400	17,650,657
Ireland - 1.1%
AIB Group PLC	3,339,600	14,304,595
Bank of Ireland Group PLC	1,499,400	13,612,236
Kingspan Group PLC (Ireland)	306,700	26,544,787
TOTAL IRELAND		54,461,618
Israel - 0.1%
Wix.com Ltd. (a)	24,800	3,050,896
Italy - 3.6%
Coca-Cola HBC AG	276,700	8,129,635
Davide Campari Milano NV	840,100	9,473,681
Enel SpA	714,896	5,318,693
Ferrari NV (Italy)	29,600	9,972,996
FinecoBank SpA	1,306,000	19,586,292
GVS SpA (a)(c)	115,000	707,770
Industrie de Nora SpA	116,500	2,017,894
Intercos SpA	143,900	2,271,675
Prada SpA	1,010,900	5,780,455
Prysmian SpA	547,300	24,874,578
Recordati SpA	885,600	47,739,046
UniCredit SpA	1,881,500	51,232,663
TOTAL ITALY		187,105,378
Japan - 14.6%
Ajinomoto Co., Inc.	168,200	6,474,662
Bandai Namco Holdings, Inc.	658,200	13,162,844
BayCurrent Consulting, Inc.	217,800	7,647,715
Capcom Co. Ltd.	545,870	17,638,182
Daiichi Sankyo Kabushiki Kaisha	774,700	21,208,750
Daiichikosho Co. Ltd.	141,740	2,097,450
DENSO Corp.	634,000	9,517,827
Dip Corp.	115,590	2,631,517
Disco Corp.	16,700	4,143,021
Fast Retailing Co. Ltd.	51,000	12,611,224
FUJIFILM Holdings Corp.	433,000	25,949,595
Fujitsu Ltd.	43,900	6,606,674
Hitachi Ltd.	617,600	44,423,804
Hoya Corp.	321,500	40,039,365
Hulic Co. Ltd.	51,000	534,053
Itochu Corp.	667,600	27,197,924
JTOWER, Inc. (a)	140,950	4,998,227
Kansai Electric Power Co., Inc.	312,170	4,143,148
Katitas Co. Ltd.	96,400	1,496,593
KDDI Corp.	222,130	7,045,631
Keyence Corp.	25,400	11,159,655
Kobe Bussan Co. Ltd. (d)	147,700	4,363,959
LY Corp.	1,431,690	5,062,863
Minebea Mitsumi, Inc.	889,000	18,196,080
Misumi Group, Inc.	272,400	4,616,311
Mitsui Fudosan Logistics Park, Inc.	1,208	3,919,574
Mizuho Financial Group, Inc.	1,254,300	21,395,618
Nomura Real Estate Holdings, Inc.	115,000	3,025,071
Nomura Research Institute Ltd.	120,400	3,501,847
NSD Co. Ltd.	101,100	1,943,845
ORIX Corp.	500,400	9,398,105
Persol Holdings Co. Ltd.	14,586,520	25,045,365
Relo Group, Inc.	595,300	7,175,265
Renesas Electronics Corp. (a)	1,980,700	35,416,829
Shin-Etsu Chemical Co. Ltd.	1,548,700	64,771,535
SoftBank Group Corp.	247,876	10,940,867
Sony Group Corp.	746,800	70,671,861
Sumitomo Mitsui Financial Group, Inc.	548,300	26,680,193
Suzuki Motor Corp.	473,100	20,161,893
Terumo Corp.	392,500	12,835,147
TIS, Inc.	403,000	8,880,291
Tokio Marine Holdings, Inc.	2,076,300	51,701,935
Tokyo Electron Ltd.	253,600	45,074,832
Toyota Motor Corp.	1,732,700	31,749,509
TOTAL JAPAN		757,256,656
Luxembourg - 0.0%
L'Occitane Ltd.	814,500	2,326,100
Netherlands - 6.2%
Argenx SE ADR (a)	20,900	7,950,987
ASM International NV (Netherlands)	50,800	26,355,106
ASML Holding NV (Netherlands)	179,108	135,206,359
BE Semiconductor Industries NV	18,900	2,846,982
Heineken NV (Bearer)	115,500	11,734,739
IMCD NV	171,300	29,793,750
OCI NV	121,100	3,507,982
Shell PLC (London)	1,408,661	46,111,235
Topicus.Com, Inc. (a)	26,781	1,803,658
Universal Music Group NV	245,240	7,000,899
Wolters Kluwer NV	344,973	49,013,200
TOTAL NETHERLANDS		321,324,897
Norway - 0.2%
Equinor ASA	229,277	7,266,240
Norsk Hydro ASA	654,000	4,395,932
TOTAL NORWAY		11,662,172
Portugal - 0.1%
Galp Energia SGPS SA Class B	215,473	3,173,205
Singapore - 0.3%
Parkway Life REIT	891,548	2,479,243
Sea Ltd. ADR (a)	118,400	4,795,200
United Overseas Bank Ltd.	291,105	6,282,980
Wing Tai Holdings Ltd.	2,023,800	1,978,179
TOTAL SINGAPORE		15,535,602
South Africa - 0.1%
Anglo American PLC (United Kingdom)	273,100	6,834,792
Spain - 2.4%
Amadeus IT Holding SA Class A	228,149	16,341,007
Banco Santander SA (Spain)	5,321,900	22,259,826
CaixaBank SA	10,316,800	42,488,078
Cellnex Telecom SA (c)	307,591	12,110,780
EDP Renovaveis SA	216,370	4,424,912
Iberdrola SA	906,821	11,894,573
Industria de Diseno Textil SA	273,300	11,925,187
Solaria Energia y Medio Ambiente SA (a)	125,400	2,576,281
TOTAL SPAIN		124,020,644
Sweden - 2.7%
AddTech AB (B Shares)	1,185,727	26,028,025
Atlas Copco AB (A Shares)	2,345,900	40,422,469
Autoliv, Inc.	53,500	5,895,165
Evolution AB (c)	99,600	11,871,756
Haypp Group (a)	353,000	1,700,943
Hemnet Group AB	164,390	3,934,518
Indutrade AB	964,189	25,027,110
JM AB (B Shares)	124,209	2,185,900
Kry International AB (a)(b)(e)	527	30,794
Sandvik AB	852,100	18,512,173
Swedish Logistic Property AB (a)	486,417	1,569,779
TOTAL SWEDEN		137,178,632
Switzerland - 3.5%
Compagnie Financiere Richemont SA Series A	369,790	51,076,919
Julius Baer Group Ltd.	383,030	21,487,245
Partners Group Holding AG	22,190	32,003,412
Sika AG	144,564	47,138,880
UBS Group AG	920,860	28,576,715
TOTAL SWITZERLAND		180,283,171
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	859,000	16,465,948
United Kingdom - 14.3%
3i Group PLC	1,616,357	49,750,694
AstraZeneca PLC (United Kingdom)	841,100	113,455,903
B&M European Value Retail SA	1,051,476	7,508,158
BAE Systems PLC	2,196,700	31,092,521
Beazley PLC	788,241	5,244,698
Big Yellow Group PLC	131,977	2,055,703
British American Tobacco PLC (United Kingdom)	67,399	1,972,040
Compass Group PLC	2,446,222	66,936,787
Cranswick PLC	113,618	5,514,867
Deliveroo PLC Class A (a)(c)	4,623,000	7,519,094
Diageo PLC	1,764,234	64,033,187
Diploma PLC	183,468	8,376,775
Games Workshop Group PLC	24,400	3,069,714
Grainger Trust PLC	427,613	1,441,130
Halma PLC	527,900	15,368,756
Hiscox Ltd.	1,034,537	13,898,809
Hotel Chocolat Group Ltd. (a)(d)	1,302,371	6,142,249
Indivior PLC (a)	546,600	8,256,176
Informa PLC	543,170	5,408,651
InterContinental Hotel Group PLC	83,730	7,550,428
JD Sports Fashion PLC	5,641,800	11,933,996
Jet2 PLC	766,200	12,198,194
John Wood Group PLC (a)	11,036,700	24,210,907
Lancashire Holdings Ltd.	1,380,700	10,981,834
London Stock Exchange Group PLC	448,770	53,049,797
National Grid PLC	790,700	10,651,776
Ocado Group PLC (a)	151,400	1,463,576
RELX PLC (London Stock Exchange)	1,982,315	78,646,008
Rentokil Initial PLC	2,881,500	16,240,899
Rightmove PLC	429,420	3,156,661
Rolls-Royce Holdings PLC (a)	5,403,300	20,610,187
RS GROUP PLC	2,124,015	22,189,651
Sage Group PLC	2,162,200	32,314,665
SSE PLC	312,860	7,385,371
Supreme PLC	2,225,400	3,035,169
Unilever PLC (Netherlands)	143,802	6,961,991
Zegona Communications PLC (a)	932,400	2,198,695
TOTAL UNITED KINGDOM		741,825,717
United States of America - 9.2%
Airbnb, Inc. Class A (a)	17,600	2,396,064
Brookfield Renewable Corp.	53,430	1,537,919
CBRE Group, Inc. (a)	274,200	25,525,278
CDW Corp.	80,400	18,276,528
Elastic NV (a)	9,300	1,048,110
Experian PLC	703,900	28,715,839
Ferguson PLC	170,000	32,687,762
Fiserv, Inc. (a)	47,300	6,283,332
ICON PLC (a)	104,300	29,524,201
Linde PLC	128,812	52,904,377
Marsh & McLennan Companies, Inc.	202,400	38,348,728
Micron Technology, Inc.	68,300	5,828,722
Nestle SA (Reg. S)	705,248	81,752,266
NextEra Energy, Inc.	20,880	1,268,251
Philip Morris International, Inc.	75,900	7,140,672
Republic Services, Inc.	13,680	2,255,969
Roche Holding AG (participation certificate)	76,360	22,197,361
S&P Global, Inc.	85,366	37,605,430
Sanofi SA	250,055	24,848,656
Schneider Electric SA	166,350	33,487,279
The AES Corp.	44,330	853,353
Thermo Fisher Scientific, Inc.	35,700	18,949,203
Waste Connections, Inc. (United States)	17,820	2,659,991
TOTAL UNITED STATES OF AMERICA		476,095,291
Zambia - 0.0%
First Quantum Minerals Ltd.	240,800	1,971,760
TOTAL COMMON STOCKS (Cost $3,850,874,624)		5,010,137,178

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(b)(e) (Cost $1,391,178)	3,043	177,809

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	149,106,195	149,136,016
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	2,295,121	2,295,350
TOTAL MONEY MARKET FUNDS (Cost $151,431,365)		151,431,366

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $4,003,697,167)	5,161,746,353
NET OTHER ASSETS (LIABILITIES) - 0.4%	23,221,709
NET ASSETS - 100.0%	5,184,968,062

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,960,126 or 1.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,603 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	111,771,368	297,773,151	260,408,503	1,263,687	-	-	149,136,016	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	58,825,168	64,774,464	121,304,282	41,282	-	-	2,295,350	0.0%
Total	170,596,536	362,547,615	381,712,785	1,304,969	-	-	151,431,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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